SHARE-BASED COMPENSATION ARRANGEMENTS (Details 2) Share in Thousands	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	8,146	3,777
Forfeited during the year | Share	(261)	(25)
Exercised during the year | Share	(3,374)	(2,972)
Granted during the year | Share	777	7,366
Number of shares, Outstanding | Share	5,288	8,146
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.606	$ 2.364
Forfeited during the year | $ / shares	9.948	7.861
Exercised during the year | $ / shares	8.091	4.447
Granted during the year | $ / shares	4.596	10.017
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.277	$ 8.606
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	4,486	3,852
Forfeited during the year | Share	(80)	(93)
Exercised during the year | Share	(2,582)	(1,941)
Granted during the year | Share	168	2,668
Number of shares, Outstanding | Share	1,992	4,486
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 6.796	$ 2.155
Forfeited during the year | $ / shares	9.952	2.253
Exercised during the year | $ / shares	4.891	2.204
Granted during the year | $ / shares	4.453	9.999
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.937	$ 6.796